Income Taxes - Classification of Net Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current deferred tax asset		$ 290
Non-current deferred tax liabilities	(2,141)	(3,097)
Net deferred tax liabilities	$ (2,141)	$ (2,807)	$ (1,546)